Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Long-Term Debt, Unclassified [Abstract]
Schedule of long term debt

	Balance December 31, 2012	Additions	Payments	Amortization of Note Discount	Effect of Currency Translation	Balance September 30, 2013
RBC term loan	$2,090	$-	$(608)	$-	$(68)	$1,414
Note discount	(38)	-		18	$1	(19)
BDC term loan	1,705	-	-	-	(56)	1,649
Note discount	(31)	-		5	1	(25)
SVB term loan	1,000	-	(750)	-	-	250
Note discount	(4)	-	-	4	-	-
SVB term loan-2	-	1,000	(194)	-	-	806
Note discount	-	(19)	-	6	-	(13)

Total debt	$4,722	$981	$(1,552)	$33	$(122)	4,062

Less contractual current portion						(1,377)
Less RBC debt long term classified as current						(586)

Debt, net of current portion						$2,099

				Amortization	Effect of
	Balance			of Note	Currency	Conversion	Balance
	January 1, 2012	Additions	Payments	Discount	Translation	to Equity	December 31, 2012

RBC term loan	$-	$2,401	$(419)	$-	$108	$-	$2,090
note discount	-	(58)	-	20	-	-	(38)
BDC term loan	-	1,632	-	-	73	-	1,705
note discount	-	(34)	-	3	-	-	(31)
SVB term loan	2,000	-	(1,000)	-	-	-	1,000
note discount	(30)	-	-	26	-	-	(4)

Total debt	$1,970	$3,941	$(1,419)	$49	$181	$-	4,722

less current portion							(1,800)

Debt, net of current portion							$2,922

				Amortization
	Balance			of Note	Currency	Conversion	Balance
	January 1, 2011	Additions	Payments	Discount	Translation	to Equity	December 31, 2011

Senior subordinated secured note	$-	$4,000	$-	$-	$-	$(4,000)	$-

BDC term loan	-	-	-	-	-	-	-

SVB term loan	3,000	-	(1,000)	-	-	-	2,000
note discount	(60)	-	-	30	-	-	(30)

Total debt	$2,940	$4,000	$(1,000)	$30	$-	$(4,000)	1,970

less current portion							(1,000)

Debt, net of current portion							$970

Schedule of maturities of long-term obligations for the next five fiscal years
Year	Amount

2013	$1,800
2014	815
2015	407
2016	1,700

Total	$4,722

Schedule of fair value of consideration and carrying value of senior subordinated secured note extinguished

Fair value of consideration tendered in extinguishment
Series C Preferred	$5,279
Common stock	1,332
Expense related to issuance of anti-dilution shares	267
Expenses related to senior subordinated secured note	396
7,274
Carrying value of debt extinguished
Senior subordinated secured note and related accrued interest	4,117
Related party accounts payable and accrued interest	412
Advisory services payable related to senior subordinated secured note	80
4,609

Total loss on extinguishment of debt	$2,665